Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events
Subsequent Events

25. Subsequent Events

On March 1, 2019, the Group acquired another 25.5% equity interest in Yitian Xindong from Bingruixin. As a result, the Group currently holds 51.0% equity interest in and a 51.0% voting rights of Yitian Xindong and expects to continue to consolidate Yitian Xindong’s financial statements. As this transaction only leads to an increase in the Group's ownership interest in Yitian Xindong and the Group retains its controlling financial interest in Yitian Xindong, this transaction shall be accounted for as equity transactions, with no gain or loss recognized in the consolidated statements of comprehensive income/(loss).

The fair value of available-for-sale debt investments in Particle were RMB1,196.3 million and RMB1,959.5 million (US$285.0 million) as of December 31, 2017 and 2018, respectively. Refer to Note 9. On February 23, 2019, the Company entered into a binding letter of intent (the “LOI”) with an independent buyer and its designated entities (collectively referred to as “Proposed Buyers”) to sell 32% of the total outstanding shares of Particle on an as-if converted basis for a total consideration of US$448 million (approximately RMB3,009 million) in cash. The proposed buyers have paid cash deposit of US$100 million to the Company, and the Company and the proposed buyers entered into the purchase agreement (the “SPA”) on March 22, 2019 (the “Proposed Transactions”). The Company currently owns approximately 37.63% of the total outstanding shares of Particle on an as-if converted basis and is expected to own approximately 5.63% if the Proposed Transactions are completed.

Completion of the Proposed Transactions, however, are still subject to certain closing conditions (the “Closing Conditions”), including but not limited to approvals by the board of directors and shareholders of the Company’s parent company, Phoenix Media Investment (Holdings) Limited (including any related necessary approval by The Stock Exchange of Hong Kong Limited), as well as approvals, consents and waivers, as applicable, of other shareholders of Particle. There is no assurance that the Proposed Transactions will ever be closed.

As previously announced by the Company, the Company may be required to return the US$100 million of deposit to the Proposed Buyers together with interests, and may be required to pay liquidated damages, if the Proposed Transactions fail to close for certain reasons. While the SPA includes substantially the same terms as set forth in the LOI, the Company also agreed in the SPA that it will (i) pay liquidated damages of US$40 million and otherwise fully compensate the Proposed Buyers if the Company materially breaches its representations, warranties and obligations under the SPA, and (ii) pay to the Proposed Buyers additional compensation calculated at an annual rate of 6% for the period in which the Company has held the US$100 million of deposit if the Proposed Transactions fail to close before July 22, 2019 or within such longer period as agreed by the parties due to failure to obtain approvals by the board of directors and shareholders of Phoenix Media Investment (Holdings) Limited for the Proposed Transactions.

On April 1, 2019, the Group announced that it would regain control over Tianbo and expect to consolidate the financial statements of Tianbo starting from April 1, 2019 by making certain revisions to the articles of association of Tianbo to accelerate the development of its real estate vertical and to further bolster the development of the Group’s real estate vertical and to create more synergies on Tianbo’s new business expansion as a second-hand real estate platform. As a result, the Group expects to fully consolidate the financial statements of Tianbo as a subsidiary starting from April 1, 2019, which may have material impacts on the Group’s consolidated financial statements for periods ending after such date. At the same time, the Group agreed to invest in form of free advertising resources as consideration to gain control over Tianbo.